Balance Sheet Detail (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024
Prepaid expenses	$37	$20
Receivables for Investment	—	312
Other current assets	187	103
Total prepaid expenses and other current assets	$224	$435

Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024
Computers and peripheral equipment	$411	$377
Office furniture and equipment	46	46
Electronic equipment	290	290
Leasehold improvements	18	18
	765	731
Less: accumulated depreciation	(679)	(626)
Total property and equipment, net	$86	$105

Schedule of Accrued and Other Current Liabilities

Accrued and other current liabilities was composed of the following (in thousands):

	Years Ended December 31,
	2025	2024
Employee and related accruals	$822	$627
Accrued expenses	1,686	1,271
Dividends payable	61	-
Other	79	69
Total accrued and other current liabilities	$2,648	$1,967